Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of the estimated useful lives of the assets
Category	Estimated useful lives	Residual value
Vehicles	3-5 years	5%
Office equipment and furniture	3-5 years	5%
Electronic equipment	3 years	5%
Computer software	5, 10 years	nil
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	nil
Others	3-10 years	5%

Schedule of consolidated financial statements
	For the years ended December 31,
	2020	2021	2022
Revenue recognized at a point of time	$238,399	$244,646	$266,934
Revenue recognized over time	526	4,589	15,479
Revenues	$238,925	$249,235	$282,413
	As of December 31,
	2021	2022
Balance sheet items, except for equity accounts	6.3726	6.8972
	For the Years Ended December 31,
	2020	2021	2022
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.9042	6.4508	6.7290